Taxes (Details 2) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
VAT taxes payable	$ 1,562,849	$ 1,421,831
Income taxes payable	6,315,310	5,982,737
Other taxes payable		4,106
Totals	7,878,159	7,408,674
Allowance for doubtful accounts	1,447,917	1,354,590
Net operating loss carryforwards	434,339	404,920
Valuation allowance	(576,764)	(550,821)
Deferred tax assets, net	$ 1,305,492	1,208,689
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
VAT taxes payable		1,421,831	$ 775,847
Income taxes payable		5,982,737	4,633,460
Other taxes payable		4,106	14,648
Totals		7,408,674	5,423,955
Allowance for doubtful accounts		1,354,590	400,704
Net operating loss carryforwards		404,920	334,805
Valuation allowance		(550,821)	(482,627)
Deferred tax assets, net		$ 1,208,689	$ 252,882